Financial instruments - Fair values and risk management - Derivative financial instruments - interest rate risk exposure (Details) € in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 EUR (€)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Borrowings	€ 2,682.7	€ 2,746.8	€ 4,116.2
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Percentage of Reasonably Possible Increase in Risk Assumption	1.00%			1.00%
Percentage of Reasonably Possible Decrease in Risk Assumption	1.00%			1.00%
Increase (decrease) in net finance expense (income) due to reasonably possible increase in designated risk	€ (3.0)	(42.0)	92.0
Increase (decrease) in net finance expense (income) due to reasonably possible decrease in designated risk	53.0	16.0	(49.0)
Increase (Decrease) In Equity Due To Reasonably Possible decrease In Designated Risk Component	0.0	0.0	0.0
USD denominated debt covered by USD to Euro cross currency fixed interest swap | Cash Flow Hedges | Cross currency interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Hedged item, liabilities | $				$ 0.0	$ 0.0	$ 31.0
Value of debt after swap | USD denominated debt covered by USD to Euro cross currency fixed interest swap | Cash Flow Hedges | Cross currency interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Hedged item, liabilities	€ 0.0	€ 0.0	€ 25.0